Document and Entity Information	6 Months Ended
Jun. 30, 2019
Cover [Abstract]
Entity Registrant Name	RW HOLDINGS NNN REIT, INC.
Entity Central Index Key	0001645873
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2019